Fees Summary	Sep. 17, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,685,494,500.00
Previously Paid Amount	0.00
Total Fee Amount	543,978.99
Total Offset Amount	$ 0.00
Narrative Disclosure	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement on Form F-3 (File Nos. 333- 282133 and 333-282133-01) in accordance with Rules 456(b) and 457(r) under the Securities Act.
Net Fee	$ 543,978.99
Narrative - Max Aggregate Offering Price	$ 3,685,494,500.00
Final Prospectus	true